Note 9 - Debt, Credit Facility and Leases (Details Textual) $ in Thousands, $ in Millions				3 Months Ended		12 Months Ended
	Feb. 16, 2026	Jul. 21, 2022	Mar. 19, 2020 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Feb. 15, 2026	Dec. 31, 2025 USD ($)	Feb. 15, 2025	Dec. 31, 2024 USD ($)	Feb. 15, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2021	May 03, 2024 USD ($)	Jul. 09, 2020 USD ($)	Jul. 09, 2020 CAD ($)	Feb. 19, 2020 USD ($)
Proceeds from issuance of long-term debt				$ 0	$ 107,000		$ 153,000		$ 279,000		$ 239,000
Finance lease liability				4,174			5,486		11,500
Finance lease liability, current							4,300		5,500
Finance lease liability, noncurrent							2,400		8,200
Finance lease right-of-use asset							400		4,400
Finance lease right-of-use asset, amortization							4,700		6,000		11,600
Finance lease, interest expense							200		$ 400		300
Finance lease, liability, payment, due				4,326			5,715
Finance lease, liability, undiscounted excess amount				152			$ 229
Finance lease, weighted average remaining lease term (year)							1 year 2 months 12 days		1 year 7 months 6 days
Finance lease, weighted average discount rate, percent							4.50%		6.10%
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]							Liabilities		Liabilities
Finance lease, right-of-use asset, statement of financial position [Extensible Enumeration]							Properties, plants, equipment and mine development, net		Properties, plants, equipment and mine development, net
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]							Liabilities, Current		Liabilities, Current
Operating lease liability				18,883			$ 9,294		$ 8,000
Operating lease liability, current							1,100		900
Operating lease liability, noncurrent							8,200		7,100
Operating lease right-of-use asset				18,435			8,859		7,544
Operating lease expense							$ 3,800		$ 3,800		3,100
Operating lease, weighted average remaining lease term (year)							6 years 1 month 6 days		7 years 3 months 18 days
Operating lease, weighted average discount rate, percent							5.50%		5.70%
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]							Liabilities, Current		Liabilities, Current
Minimum [Member]
Finance lease, liability, payment, due							$ 5,700
Finance lease, liability, undiscounted excess amount							200
IQ Notes [Member]
Debt instrument total payment							34,700
New Credit Agreement [Member]
Line of credit facility, maximum borrowing capacity							218,300
Long-term line of credit							$ 6,700		$ 6,200
Proceeds from lines of credit									23,000
New Credit Agreement [Member] | Revolving Credit Facility [Member]
Line of credit facility, maximum borrowing capacity													$ 75,000
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Line of credit facility, maximum borrowing capacity													150,000
Line of credit facility, commitment fee percentage		0.45%
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Line of credit facility, maximum borrowing capacity													$ 225,000
Line of credit facility, commitment fee percentage		0.7875%
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Minimum [Member]
Debt instrument, basis spread on variable rate							2.00%
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Maximum [Member]
Debt instrument, basis spread on variable rate							3.50%
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Base Rate [Member] | Minimum [Member]
Debt instrument, basis spread on variable rate							1.00%
Debt instrument, basis spread on variable rate, applicable margin		1.00%
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Base Rate [Member] | Maximum [Member]
Debt instrument, basis spread on variable rate							2.50%
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Fed Funds Effective Rate Overnight Index Swap Rate [Member]
Debt instrument, basis spread on variable rate		0.50%
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Leverage Ratio Applicable Margin [Member] | Minimum [Member]
Debt instrument, participation fee, percent		2.00%
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Leverage Ratio Applicable Margin [Member] | Maximum [Member]
Debt instrument, participation fee, percent		3.50%
New Credit Agreement [Member] | Letter of Credit [Member]
Letters of credit, drawn amount				0
Senior Notes [Member]
Long-term debt balance									$ 495,184
Senior Notes [Member] | The 2028 Senior Notes [Member]
Debt instrument, interest rate, stated percentage							7.25%		7.25%							7.25%
Debt instrument, face amount																$ 475,000
Underwriting discount on senior notes																1.16%
Debt instrument, unamortized discount																$ 5,500
Debt instrument total payment							$ 216,000
Debt instrument call premium							3,800
Interest expense debt							200
Loss on Extinguishment							4,900
Debt instrument, redemption price, percentage	100.00%					101.813%		103.625%		105.438%
Debt instrument, redemption price, percentage, net of cash proceeds of equity offerings												35.00%
Partially redeemed amount							212,000
Debt instrument, redemption price, percentage, including accrued and unpaid interest												101.00%
Long-term debt balance				$ 262,073			261,947		$ 472,184
Payments of debt issuance costs							1,100
Senior Notes [Member] | The 2021 Senior Notes [Member]
Proceeds from issuance of long-term debt			$ 469,500
Previously outstanding			6.875%
Interest expense debt							$ 34,600		$ 35,400		34,400
Senior Notes [Member] | IQ Notes [Member]
Debt instrument, interest rate, stated percentage				7.25%			7.25%		7.25%					6.515%	6.515%
Debt instrument, face amount														$ 36,800	$ 50.0
Payment of Interest							$ 1,100
Interest expense debt							1,100		$ 2,200		$ 2,300
Debt instrument, unamortized premium, percentage of principal														103.65%	103.65%
Debt instrument, unamortized premium															$ 1.8
Debt instrument, effective annual yield														5.74%	5.74%
Long-term debt balance									$ 0						$ 48.2
Senior Notes [Member] | New Credit Agreement [Member]
Letters of credit, drawn amount				$ 225,000			$ 225